RENTALS AND LEASES - Future Maturity and Minimum Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating leases maturities:
2020	$ 139.0
2021	120.0
2022	89.0
2023	54.0
2024	33.0
Thereafter	96.0
Total lease payments	531.0
Less: imputed interest	63.0
Present value of lease liabilities	$ 468.0
Future minimum payments under operating leases with noncancelable terms in excess of one year were:
2019		$ 138.0
2020		113.0
2021		86.0
2022		59.0
2023		29.0
Thereafter		85.0
Total		510.0
Total rental expenses		$ 172.0	$ 196.0
Weighted-average remaining lease term - operating leases	5 years 9 months 29 days
Weighted-average discount rate - operating leases	4.00%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 159.0
Leased assets obtained in exchange for new operating lease liabilities	$ 116.5